Cash Flow information (Tables)	6 Months Ended
Jun. 30, 2022
Cash Flow Information
The following table shows the adjustments to reconcile net loss to net cash generated from operations:

The following table shows the adjustments to reconcile net loss to net cash generated from operations:

€ in thousand	Six months ended June 30,
	2022	2021
Profit/(Loss) for the year	(171,493)	(86,399)
Adjustments for non-cash transactions:
■ Depreciation and amortization	11,153	6,101
■ Write-off / impairment fixed assets/intangibles	3,286	—
■ Share-based compensation expense/(income)	(8,921)	3,484
■ Income tax expense/(income)	2,271	668
■ (Profit)/loss from disposal of property, plant, equipment and intangible assets	46	23
■ Share of (profit)/loss from associates	(9)	90
■ Provision for employer contribution costs on share-based compensation plans	(19,290)	4,596
■ Other non-cash income/expense	8,972	(6,163)
■ Interest income	(35)	(228)
■ Interest expense	8,199	8,431
Changes in non-current operating assets and liabilities (excluding the effects of acquisition and exchange rate differences on consolidation):
■ Other non-current assets	1,335	1,413
■ Long term contract liabilities	—	(58)
■ Long term refund liabilities	(94,780)	6,988
■ Other non-current liabilities and provisions	601	(2)
Changes in working capital (excluding the effects of acquisition and exchange rate differences on consolidation):
■ Inventory	26,041	(97,006)
■ Trade and other receivables	44,960	(13,271)
■ Contract liabilities	(4,304)	248,910
■ Refund liabilities	44,654	(11,157)
■ Trade, other payables and provisions	47,904	19,139
Cash generated from/(used in) operations	(99,410)	85,560